Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consist of the following:

(in thousands)	Land, buildings and constructions EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR

Cost
Balance, January 1, 2013	847,033	690,759	214,852	336,775	2,089,419
Acquisitions through business combinations	71,040	48,965	1,057	3,246	124,308
Additions	123,646	171,895	11,543	32,168	339,252
Disposals	(14)	(90,244)	(336)	(1,925)	(92,519)
Effect of changes in exchange rates	(6,605)	(17,490)	(1,464)	(1,783)	(27,342)

Balance, December 31, 2013	1,035,100	803,885	225,652	368,481	2,433,118
Additions	222,670	191,705	6,137	31,750	452,262
Disposals	(1,557)	(222,836)	(1,208)	(100,485)	(326,086)
Effect of changes in exchange rates	13,275	26,955	1,229	3,344	44,803

Balance, December 31, 2014	1,269,488	799,709	231,810	303,090	2,604,097

Accumulated depreciation and impairment
Balance, January 1, 2013	187,272	417,982	158,778	295,464	1,059,496
Depreciation	47,791	114,677	12,415	22,170	197,053
Impairment charges	3,619	7,997	1,352	89	13,057
Disposals	(5)	(42,625)	(266)	(1,282)	(44,178)
Effect of changes in exchange rates	(1,116)	(8,068)	(422)	(544)	(10,150)

Balance, December 31, 2013	237,561	489,963	171,857	315,897	1,215,278
Depreciation	52,242	112,090	20,936	24,236	209,504
Impairment charges	7,403	2,983	-	142	10,528
Disposals	(90)	(190,154)	(1,204)	(100,450)	(291,898)
Effect of changes in exchange rates	(1,017)	11,950	654	1,575	13,162

Balance, December 31, 2014	296,099	426,832	192,243	241,400	1,156,574

Carrying amount
December 31, 2013	797,539	313,922	53,795	52,584	1,217,840
December 31, 2014	973,389	372,877	39,567	61,690	1,447,523